Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator :
Net loss	$ (23,939)	¥ (164,615)	¥ (202,125)
Numerator for basic and diluted net loss per share	$ (23,939)	¥ (164,615)	¥ (202,125)
Denominator :
Weighted average number of ordinary shares	417,315,644	417,315,644	353,452,309
Denominator for basic and diluted net loss per share	417,315,644	417,315,644	353,452,309
Net loss per ordinary share:
Basic and diluted | (per share)	$ (0.06)	¥ (0.39)	¥ (0.57)
Restricted shares
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	0	0	0
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	38,073,598	38,073,598	28,766,313
Predecessor
Numerator :
Net loss | ¥				¥ (182,125)
Numerator for basic and diluted net loss per share | ¥				¥ (182,125)
Denominator :
Weighted average number of ordinary shares				345,541,350
Denominator for basic and diluted net loss per share				345,541,350
Net loss per ordinary share:
Basic and diluted | ¥ / shares				¥ (0.53)
Predecessor | Restricted shares
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share				6,183,334
Predecessor | Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share				15,857,198